Share-based Compensation Expenses - Summary of Company's Option Activity under 2008 Plan (Details) - 2008 Plan [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 01, 2018	Feb. 15, 2017	Dec. 31, 2019	Dec. 31, 2018
Number of share options
Granted (in shares)	200,523	2,435,709
Stock options [Member]
Number of share options
Outstanding as of beginning of the period (in shares)			20,507,371
Granted (in shares)			4,340,586
Exercised (in shares)			(897,549)
Forfeited (in shares)			(1,735,099)
Modified (in shares)			(2,342,913)
Outstanding as of end of the period (in shares)			19,872,396	20,507,371
Vested and expected to vest at end of the period (in shares)			18,248,502
Exercisable at the end of the period (in shares)			15,285,810
Weighted Average Exercise Price
Outstanding as of beginning of the period (in dollars or RMB per share)			$ 1.81
Granted (in dollars per share)			0.0033
Exercised (in dollars per share)			0.02
Forfeited (in dollars per share)			1.78
Modified (in dollars per share)			0.0033
Outstanding as of end of the period (in dollars per share)			1.74	$ 1.81
Vested and expected to vest at end of the period (in dollars per share)			1.75
Exercisable at the end of the period (in dollars per shares)			$ 1.73
Weighted Average Remaining Contractual Life
Outstanding as of end of the period			5 years 10 months 6 days	6 years 9 months 7 days
Vested and expected to vest at end of the period			5 years 8 months 23 days
Exercisable at the end of the period			5 years 2 months 1 day
Aggregate Intrinsic Value
Outstanding as of end of the period			$ 3,914	$ 6,879
Vested and expected to vest at end of the period			3,701
Exercisable			$ 3,818